September 30, 2025
2025 Quarterly Report (Unaudited)

BlackRock Enhanced Large Cap Core Fund, Inc. (CII)

Not FDIC Insured • May Lose Value • No Bank Guarantee

Schedule of Investments (unaudited)
September 30, 2025
BlackRock Enhanced Large Cap Core Fund, Inc. (CII)
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Aerospace & Defense — 2.7%
Howmet Aerospace, Inc.	133,452	$ 26,187,286
Banks — 2.6%
Wells Fargo & Co.	301,930	25,307,773
Broadline Retail — 6.8%
Amazon.com, Inc.(a)(b)	304,259	66,806,149
Building Products — 3.4%
Johnson Controls International PLC	299,712	32,953,334
Capital Markets — 5.7%
Intercontinental Exchange, Inc.	165,744	27,924,549
S&P Global, Inc.	57,372	27,923,526
		55,848,075
Chemicals — 2.7%
Air Products and Chemicals, Inc.	95,813	26,130,121
Communications Equipment — 3.8%
Ciena Corp.(b)	257,444	37,501,867
Entertainment — 3.8%
Spotify Technology SA(b)	32,283	22,533,534
TKO Group Holdings, Inc., Class A	70,272	14,192,133
		36,725,667
Financial Services — 7.8%
Mr. Cooper Group, Inc.	172,119	36,280,964
Visa, Inc., A Shares(a)	118,254	40,369,550
		76,650,514
Health Care Equipment & Supplies — 2.4%
Boston Scientific Corp.(b)	237,609	23,197,767
Health Care Providers & Services — 7.1%
Cardinal Health, Inc.	216,075	33,915,132
Cencora, Inc.	13,174	4,117,270
Elevance Health, Inc.	51,695	16,703,688
Humana, Inc.	54,433	14,161,834
		68,897,924
Interactive Media & Services — 9.8%
Alphabet, Inc., Class A	148,821	36,178,385
Meta Platforms, Inc., Class A(a)	81,758	60,041,440
		96,219,825
Leisure Products — 3.0%
Hasbro, Inc.	380,472	28,858,801
Oil, Gas & Consumable Fuels — 2.4%
Chevron Corp.	149,244	23,176,101
Pharmaceuticals — 0.9%
Eli Lilly & Co.	12,149	9,269,687
Security	Shares	Value
Professional Services — 2.7%
SS&C Technologies Holdings, Inc.	301,842	$ 26,791,496
Semiconductors & Semiconductor Equipment — 13.5%
Broadcom, Inc.(a)	135,224	44,611,750
Micron Technology, Inc.	118,610	19,845,825
NVIDIA Corp.(a)(c)	359,671	67,107,415
		131,564,990
Software — 14.4%
AppLovin Corp., Class A(b)	42,918	30,838,300
Intuit, Inc.	17,568	11,997,363
Microsoft Corp.(a)(c)	159,120	82,416,204
Synopsys, Inc.(b)	30,736	15,164,835
		140,416,702
Technology Hardware, Storage & Peripherals — 5.3%
Apple, Inc.	138,217	35,194,195
Western Digital Corp.	137,702	16,532,502
		51,726,697
Total Long-Term Investments — 100.8% (Cost: $607,642,106)		984,230,776
Short-Term Securities
Money Market Funds — 1.6%
BlackRock Liquidity Funds, T-Fund, Institutional Shares, 4.01%(d)(e)	15,737,473	15,737,473
Total Short-Term Securities — 1.6% (Cost: $15,737,473)		15,737,473
Total Investments Before Options Written — 102.4% (Cost: $623,379,579)		999,968,249
Options Written — (2.6)% (Premiums Received: $(14,681,623))		(25,471,773)
Total Investments, Net of Options Written — 99.8% (Cost: $608,697,956)		974,496,476
Other Assets Less Liabilities — 0.2%		1,862,324
Net Assets — 100.0%		$ 976,358,800

(a)	All or a portion of the security has been pledged and/or segregated as collateral in connection with outstanding exchange-traded options written.
(b)	Non-income producing security.
(c)	All or a portion of the security has been pledged as collateral in connection with outstanding OTC derivatives.
(d)	Affiliate of the Trust.
(e)	Annualized 7-day yield as of period end.
For purposes of this report, industry and sector sub-classifications may differ from those utilized by the Trust for compliance purposes.

Schedule of Investments (unaudited)(continued)
September 30, 2025
BlackRock Enhanced Large Cap Core Fund, Inc. (CII)

Affiliates
Investments in issuers considered to be affiliate(s) of the Trust during the period ended September 30, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 12/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 09/30/25	Shares Held at 09/30/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares(a)	$ 435,128	$ —	$ (434,599)(b)	$ (569)	$ 40	$ —	—	$ 639 (c)	$ —
BlackRock Liquidity Funds, T-Fund, Institutional Shares	6,320,794	9,416,679 (b)	—	—	—	15,737,473	15,737,473	435,064	—
				$ (569)	$ 40	$ 15,737,473		$ 435,703	$ —

(a)	As of period end, the entity is no longer held.
(b)	Represents net amount purchased (sold).
(c)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End
Exchange-Traded Options Written
Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call
Broadcom, Inc.	518	10/03/25	USD	325.00	USD	17,089	$ (410,515)
Eli Lilly & Co.	1	10/03/25	USD	740.00	USD	76	(2,553)
Intuit, Inc.	96	10/03/25	USD	680.00	USD	6,556	(85,920)
NVIDIA Corp.	291	10/03/25	USD	185.00	USD	5,429	(103,305)
NVIDIA Corp.	216	10/03/25	USD	180.00	USD	4,030	(159,840)
S&P Global, Inc.	110	10/03/25	USD	560.00	USD	5,354	(52,800)
Spotify Technology SA	57	10/03/25	USD	720.00	USD	3,979	(24,083)
Amazon.com, Inc.	438	10/10/25	USD	235.00	USD	9,617	(22,338)
Apple, Inc.	41	10/10/25	USD	245.00	USD	1,044	(44,383)
AppLovin Corp., Class A	104	10/10/25	USD	550.00	USD	7,473	(1,765,400)
Boston Scientific Corp.	350	10/10/25	USD	108.00	USD	3,417	(17,500)
Broadcom, Inc.	310	10/10/25	USD	345.00	USD	10,227	(106,950)
Cardinal Health, Inc.	163	10/10/25	USD	155.00	USD	2,558	(61,125)
Chevron Corp.	7	10/10/25	USD	165.00	USD	109	(91)
Meta Platforms, Inc., Class A	115	10/10/25	USD	770.00	USD	8,445	(38,525)
Micron Technology, Inc.	215	10/10/25	USD	140.00	USD	3,597	(599,312)
Microsoft Corp.	275	10/10/25	USD	520.00	USD	14,244	(169,812)
NVIDIA Corp.	292	10/10/25	USD	185.00	USD	5,448	(160,600)
Spotify Technology SA	48	10/10/25	USD	735.00	USD	3,350	(32,040)
Synopsys, Inc.	42	10/10/25	USD	630.00	USD	2,072	(18,060)
Wells Fargo & Co.	692	10/10/25	USD	82.00	USD	5,800	(185,456)
Western Digital Corp.	100	10/10/25	USD	86.00	USD	1,201	(342,750)
Western Digital Corp.	461	10/10/25	USD	85.00	USD	5,535	(1,627,330)
Air Products and Chemicals, Inc.	257	10/17/25	USD	300.00	USD	7,009	(8,995)
Alphabet, Inc., Class A	337	10/17/25	USD	210.00	USD	8,192	(1,150,855)
Amazon.com, Inc.	364	10/17/25	USD	245.00	USD	7,992	(15,106)
Apple, Inc.	194	10/17/25	USD	235.00	USD	4,940	(401,095)
Apple, Inc.	122	10/17/25	USD	245.00	USD	3,106	(143,045)
AppLovin Corp., Class A	96	10/17/25	USD	510.00	USD	6,898	(2,025,600)
Boston Scientific Corp.	609	10/17/25	USD	105.00	USD	5,946	(12,180)
Ciena Corp.	727	10/17/25	USD	105.00	USD	10,590	(2,980,700)
Ciena Corp.	1,030	10/17/25	USD	135.00	USD	15,004	(1,349,300)
Elevance Health, Inc.	164	10/17/25	USD	340.00	USD	5,299	(82,000)
Elevance Health, Inc.	120	10/17/25	USD	360.00	USD	3,877	(20,400)
Hasbro, Inc.	747	10/17/25	USD	80.00	USD	5,666	(39,218)
Howmet Aerospace, Inc.	296	10/17/25	USD	180.00	USD	5,808	(520,960)
Johnson Controls International PLC	851	10/17/25	USD	110.00	USD	9,357	(210,622)
Meta Platforms, Inc., Class A	144	10/17/25	USD	800.00	USD	10,575	(31,104)
Micron Technology, Inc.	320	10/17/25	USD	130.00	USD	5,354	(1,204,800)
Schedule of Investments

Schedule of Investments (unaudited)(continued)
September 30, 2025
BlackRock Enhanced Large Cap Core Fund, Inc. (CII)

Exchange-Traded Options Written (continued)
Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call (continued)
Microsoft Corp.	192	10/17/25	USD	525.00	USD	9,945	$ (119,040)
Mr. Cooper Group, Inc.	464	10/17/25	USD	198.00	USD	9,781	(930,320)
NVIDIA Corp.	211	10/17/25	USD	190.00	USD	3,937	(96,005)
NVIDIA Corp.	423	10/17/25	USD	175.00	USD	7,892	(594,315)
S&P Global, Inc.	105	10/17/25	USD	560.00	USD	5,110	(50,400)
Spotify Technology SA	58	10/17/25	USD	740.00	USD	4,048	(56,985)
SS&C Technologies Holdings, Inc.	390	10/17/25	USD	87.40	USD	3,462	(115,548)
SS&C Technologies Holdings, Inc.	440	10/17/25	USD	88.00	USD	3,905	(114,206)
Synopsys, Inc.	43	10/17/25	USD	640.00	USD	2,122	(1,828)
TKO Group Holdings, Inc., Class A	208	10/17/25	USD	195.00	USD	4,201	(210,080)
Wells Fargo & Co.	250	10/17/25	USD	80.00	USD	2,096	(126,875)
Alphabet, Inc., Class A	331	10/24/25	USD	265.00	USD	8,047	(62,394)
Amazon.com, Inc.	154	10/24/25	USD	235.00	USD	3,381	(28,567)
Apple, Inc.	104	10/24/25	USD	235.00	USD	2,648	(220,480)
Cardinal Health, Inc.	473	10/24/25	USD	160.00	USD	7,424	(111,155)
Howmet Aerospace, Inc.	260	10/24/25	USD	195.00	USD	5,102	(205,400)
Meta Platforms, Inc., Class A	190	10/24/25	USD	800.00	USD	13,953	(77,900)
Microsoft Corp.	192	10/24/25	USD	525.00	USD	9,945	(154,560)
Visa, Inc., Class A	75	10/24/25	USD	350.00	USD	2,560	(31,688)
Wells Fargo & Co.	494	10/24/25	USD	86.00	USD	4,141	(92,131)
Amazon.com, Inc.	162	10/31/25	USD	230.00	USD	3,557	(88,290)
Apple, Inc.	299	10/31/25	USD	265.00	USD	7,613	(117,357)
Cardinal Health, Inc.	276	10/31/25	USD	155.00	USD	4,332	(187,680)
Chevron Corp.	392	10/31/25	USD	165.00	USD	6,087	(42,924)
Eli Lilly & Co.	33	10/31/25	USD	775.00	USD	2,518	(106,920)
Howmet Aerospace, Inc.	177	10/31/25	USD	200.00	USD	3,473	(129,210)
Humana, Inc.	299	10/31/25	USD	290.00	USD	7,779	(216,775)
Micron Technology, Inc.	117	10/31/25	USD	170.00	USD	1,958	(97,695)
Microsoft Corp.	217	10/31/25	USD	535.00	USD	11,240	(210,490)
NVIDIA Corp.	273	10/31/25	USD	185.00	USD	5,094	(258,667)
S&P Global, Inc.	100	10/31/25	USD	510.00	USD	4,867	(54,000)
Spotify Technology SA	14	10/31/25	USD	750.00	USD	977	(21,035)
Synopsys, Inc.	41	10/31/25	USD	450.00	USD	2,023	(220,990)
Visa, Inc., Class A	320	10/31/25	USD	355.00	USD	10,924	(145,600)
Wells Fargo & Co.	224	10/31/25	USD	90.00	USD	1,878	(20,160)
Cencora, Inc.	36	11/04/25	USD	301.00	USD	1,125	(73,711)
Alphabet, Inc., Class A	150	11/07/25	USD	260.00	USD	3,647	(85,875)
Amazon.com, Inc.	555	11/07/25	USD	235.00	USD	12,186	(267,787)
Chevron Corp.	421	11/07/25	USD	162.50	USD	6,538	(89,252)
Eli Lilly & Co.	32	11/07/25	USD	760.00	USD	2,442	(133,840)
Synopsys, Inc.	43	11/07/25	USD	540.00	USD	2,122	(51,385)
Air Products and Chemicals, Inc.	269	11/21/25	USD	300.00	USD	7,336	(89,442)
Boston Scientific Corp.	368	11/21/25	USD	110.00	USD	3,593	(23,920)
Cardinal Health, Inc.	276	11/21/25	USD	155.00	USD	4,332	(241,500)
Hasbro, Inc.	1,345	11/21/25	USD	77.50	USD	10,202	(464,025)
Intercontinental Exchange, Inc.	865	11/21/25	USD	180.00	USD	14,574	(140,562)
Johnson Controls International PLC	797	11/21/25	USD	110.00	USD	8,763	(498,125)
SS&C Technologies Holdings, Inc.	415	11/21/25	USD	90.00	USD	3,684	(122,425)
Visa, Inc., Class A	255	11/21/25	USD	355.00	USD	8,705	(183,600)
Western Digital Corp.	196	11/21/25	USD	120.00	USD	2,353	(213,640)
SS&C Technologies Holdings, Inc.	415	12/19/25	USD	95.00	USD	3,684	(83,000)
							$ (24,306,427)

Schedule of Investments (unaudited)(continued)
September 30, 2025
BlackRock Enhanced Large Cap Core Fund, Inc. (CII)

OTC Options Written
Description	Counterparty	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call
Cencora, Inc.	Barclays Bank PLC	3,600	10/01/25	USD	303.98	USD	1,125	$ (31,065)
Intercontinental Exchange, Inc.	Bank of America N.A.	4,600	10/15/25	USD	182.65	USD	775	(398)
TKO Group Holdings, Inc., Class A	Barclays Bank PLC	18,400	11/04/25	USD	206.06	USD	3,716	(131,979)
NVIDIA Corp.	Goldman Sachs International	27,200	11/07/25	USD	191.26	USD	5,075	(232,307)
Rocket Cos., Inc., Class A	BNP Paribas SA	48,200	11/14/25	USD	224.94	USD	10,160	(769,597)
								$ (1,165,346)
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Trust has the ability to access for identical assets or liabilities;
• Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the  entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Trust’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Trust’s financial instruments categorized in the fair value hierarchy.  The breakdown of the Trust’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$ 984,230,776	$ —	$ —	$ 984,230,776
Short-Term Securities
Money Market Funds	15,737,473	—	—	15,737,473
	$999,968,249	$—	$—	$999,968,249
Derivative Financial Instruments(a)
Liabilities
Equity Contracts	$ (24,002,962)	$ (1,468,811)	$ —	$ (25,471,773)

(a)	Derivative financial instruments are options written. Options written are shown at value.

Currency Abbreviation
USD	United States Dollar

Portfolio Abbreviation
S&P	Standard & Poor’s
Schedule of Investments